Property and equipment, net (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Property and equipment, net

Property and equipment, net, consist of the following:

	Years ended March 31,
	2020	2019

Computer equipment	$11,863	$6,931
Office equipment, fixtures and furniture	19,743	24,417
Subtotal	31,606	31,348
Less: accumulated depreciation	(21,767)	(22,005)
Total	$9,839	$9,343

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Property and equipment, net

Property and equipment, net, consist of the following:

	As of March 31,
	2019	2018

Computer equipment	$6,931	$4,932
Office equipment, fixtures and furniture	24,417	26,054
Subtotal	31,348	30,986
Less: accumulated depreciation	(22,005)	(17,162)
Total	$9,343	$13,824